LONG-TERM DEBT AND OTHER DEBTS - Convertible and Non-Convertible Debentures (Details) - USD ($)	2 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance		$ 110,673,348
Ending balance	$ 176,461,097	176,461,097
Convertible debenture
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	41,743,240	41,743,240
Accretion Expense		1,288,533
Foreign currency translation adjustment		0
Ending balance	43,031,773	43,031,773
Non Convertible Debentures
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	42,237,853	42,237,853
Accretion Expense		1,046,545
Foreign currency translation adjustment		(1,030,197)
Ending balance	$ 42,254,201	$ 42,254,201